DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate notional amounts of the partnership's derivative positions were as follows as at:

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Total foreign exchange contracts (1)	$1,597	$1,243
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(1)	Notional amounts are presented on a net basis for those derivative instruments that are offset.